Financial instruments, Financial Risks and Capital Management - Additional Information (Detail)	Dec. 31, 2021 SGD ($) Customers	Dec. 31, 2020 SGD ($) Customers
Disclosure of financial assets [line items]
Percentage of accounts receivable from major customers	80.00%
Number of major customers accounts receivable | Customers	3
Percentage of accounts receivable from customers		65.00%
Number of major customers | Customers		4
Debt instrument unused borrowing capacity	$ 21,900	$ 2,400
Interest rate risk [member]
Disclosure of financial assets [line items]
Risk exposure associated with instruments sharing characteristic percentage change in risk	0.50%
Risk exposure associated with instruments sharing characteristic	$ 60,000.00	200,000
Currency risk [member]
Disclosure of financial assets [line items]
Risk exposure associated with instruments sharing characteristic percentage change in risk	5.00%
Risk exposure associated with instruments sharing characteristic	$ 3,800,000	$ 2,800,000